INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax expense	$ 227	$ 286
Deferred tax expense
Origination and reversal of temporary differences	57	235
Tax rate changes on deferred tax balances	1	14
Increase in tax loss carry forward	(37)	(112)
For the years ended December 31	21	137
Income tax expense (Note 11)	$ 248	$ 423